Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current Assets:
Cash	$ 14,007	$ 3,058
Account receivables	772	2,618
Other receivables	631	635
Advances to suppliers	122,246	170,922
Total Current Assets	137,656	177,233
Noncurrent Assets:
Equipment, net	1,811
TOTAL ASSETS	139,467	177,233
Current Liabilities:
Payroll payable	7,946	7,874
Taxes payable	795
Shares to be issued		107,200
Other payables	21,174	110,298
Total Current Liabilities	676,363	721,197
Commitments and Contingencies
Stockholders’ Equity:
Common Stock, No par value, 100,000,000 shares authorized; 45,518,000 shares and 45,000,000 shares issued and outstanding as of June 30, 2024 and December 31, 2023
Additional paid-in capital	607,200	500,000
Accumulated deficits	(1,167,497)	(1,064,348)
Other comprehensive income	23,401	20,384
Total Stockholders’ Equity	(536,896)	(543,964)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	139,467	177,233
Nonrelated Party [Member]
Current Liabilities:
Advances from customers - related party	182,564	243,552
Related Party [Member]
Current Liabilities:
Advances from customers - related party	190,324	155,135
Due to related parties	$ 273,560	$ 97,138